Shareholder Report, Line Graph (Details) B697158_Direxion Daily S-P Oil - Gas Exp - Prod Bull 2X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares NAV
Accumulated Value	$ 15	$ 20	$ 24	$ 14	$ 3	$ 140	$ 1,128	$ 1,260	$ 1,727	$ 3,373	$ 13
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	31,871	23,092	20,966	24,553	17,180	15,660	13,697	12,760	10,321	9,876	$ 38,708
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Oil & Gas Exploration & Production Select Industry Index
Accumulated Value	$ 7,950	$ 8,592	$ 8,692	$ 5,949	$ 2,223	$ 4,494	$ 7,583	$ 7,124	$ 7,274	$ 7,528	$ 7,933